Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ROYCE CAPITAL FUND
Entity Central Index Key	0001006387
Document Period End Date	Jun. 30, 2024
Royce Capital Fund - Micro-Cap Portfolio - Investment Class
Shareholder Report [Line Items]
Fund Name	Royce Capital Fund—Micro-Cap Portfolio
Class Name	Investment Class
Trading Symbol	RCMCX
Annual or Semi-Annual Statement [Text Block]	Semiannual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	Additional information is available at www.royceinvest.com/literature, including its:
• Prospectus • Financial Information	• Fund Holdings • Proxy Voting Information

Material Fund Change Notice [Text Block]

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Additional Information Phone Number	1-800-221-4268.
Additional Information Website	www.royceinvest.com/literature.
Expenses [Text Block]

What Were the Fund Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Capital Fund—Micro-Cap Portfolio—Investment Class	$60	1.18%
¹Annualized

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]

Important Information

Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

Line Graph [Table Text Block]

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/24 (%)

Top 10 Positions		Portfolio Sector Breakdown
CECO Environmental	1.6
Artivion	1.4
Newpark Resources	1.4
Graham Corporation	1.3
American Superconductor	1.3
VSE Corporation	1.3
QuinStreet	1.3
Shoe Carnival	1.3
CRA International	1.3
Arlo Technologies	1.3

Net Assets	$ 132
Holdings Count | shares	123
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of 6/30/24
Fund Size (Millions)	$132
Number of Holdings	123
Turnover Rate	11%

Royce Capital Fund - Micro-Cap Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	Royce Capital Fund—Micro-Cap Portfolio
Class Name	Service Class
Trading Symbol	RCMSX
Annual or Semi-Annual Statement [Text Block]	Semiannual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	Additional information is available at www.royceinvest.com/literature, including its:
• Prospectus • Financial Information	• Fund Holdings • Proxy Voting Information

Material Fund Change Notice [Text Block]

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Capital Fund—Micro-Cap Portfolio—Service Class	$73	1.45%
¹Annualized

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]

Important Information

Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

Line Graph [Table Text Block]

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/24 (%)

Top 10 Positions		Portfolio Sector Breakdown
CECO Environmental	1.6
Artivion	1.4
Newpark Resources	1.4
Graham Corporation	1.3
American Superconductor	1.3
VSE Corporation	1.3
QuinStreet	1.3
Shoe Carnival	1.3
CRA International	1.3
Arlo Technologies	1.3

Net Assets	$ 132
Holdings Count | shares	123
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of 6/30/24
Fund Size (Millions)	$132
Number of Holdings	123
Turnover Rate	11%

Royce Capital Fund - Small-Cap Portfolio - Investment Class
Shareholder Report [Line Items]
Fund Name	Royce Capital Fund—Small-Cap Portfolio
Class Name	Investment Clas
Trading Symbol	RCPFX
Annual or Semi-Annual Statement [Text Block]	Semiannual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	Additional information is available at www.royceinvest.com/literature, including its:
• Prospectus • Financial Information	• Fund Holdings • Proxy Voting Information

Material Fund Change Notice [Text Block]

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Capital Fund—Small-Cap Portfolio—Investment Class	$56	1.14%
¹Annualized

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]

Important Information

Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC

Line Graph [Table Text Block]

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/24 (%)

Top 10 Positions
Sanmina Corporation	1.8
M/I Homes	1.8
SilverBow Resources	1.8
PulteGroup	1.8
Chord Energy	1.7
Flex	1.7
ePlus	1.7
Shoe Carnival	1.6
Evercore Cl. A	1.6
Univest Financial	1.6

Portfolio Sector Breakdown

Net Assets	$ 282
Holdings Count | shares	83
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of 6/30/24
Fund Size (Millions)	$282
Number of Holdings	83
Turnover Rate	16%

Royce Capital Fund - Small-Cap Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	Royce Capital Fund—Small-Cap Portfolio
Class Name	Service Class
Trading Symbol	RCSSX
Annual or Semi-Annual Statement [Text Block]	Semiannual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	Additional information is available at www.royceinvest.com/literature, including its:
• Prospectus • Financial Information	• Fund Holdings • Proxy Voting Information

Material Fund Change Notice [Text Block]

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Capital Fund—Small-Cap Portfolio—Service Class	$67	1.37%
¹Annualized

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.37%
Factors Affecting Performance [Text Block]

Important Information

Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

Line Graph [Table Text Block]

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/24 (%)

Top 10 Positions
Sanmina Corporation	1.8
M/I Homes	1.8
SilverBow Resources	1.8
PulteGroup	1.8
Chord Energy	1.7
Flex	1.7
ePlus	1.7
Shoe Carnival	1.6
Evercore Cl. A	1.6
Univest Financial	1.6

Portfolio Sector Breakdown

Net Assets	$ 282
Holdings Count | shares	83
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of 6/30/24
Fund Size (Millions)	$282
Number of Holdings	83
Turnover Rate	16%